Exhibit 99.1

I. SLC TRUST 2007-01		Deal Parameters

		Student Portfolio Characteristics	07/31/2007	Activity	10/31/2007
A	i	Portfolio Balance	$1,195,210,177.76	$15,164,254.10	$1,180,045,923.66
	ii	Interest to be Capitalized	$ 12,580,843.09		$ 10,721,916.96
	iii	Total Pool	$1,207,791,020.85		$1,190,767,840.62
	iv	Specified Reserve Account Balance	$ 3,019,477.55		$ 2,976,919.60
	v	Capitalized Interest Account Balance	$ 79,500,000.00		$ 60,000,000.00
	vi	Total Adjusted Pool	$1,290,310,498.40		$1,253,744,760.22

B	i	Pool Balance as a Percent of Original Pool Balance	99.41%		98.01%
	ii	Weighted Average Coupon (WAC)	6.645%		6.648%
	iii	Weighted Average Remaining Term	234.93		234.02
	iv	Number of Loans	76,682		75,484
	v	Number of Borrowers	47,253		46,473
	vi	Average Outstanding Principal Balance	$1,198,406,756.25		$1,187,628,050.71

					Balance	Pool Factor	Balance	Pool Factor
		Notes	CUSIP	Spread	08/15/2007	08/15/2007	11/15/2007	11/15/2007
C	i	A1 Notes	784424AA1	-0.020%	$ 222,645,486.54	0.9851570201	$ 184,637,046.69	0.8169780827
	ii	A2 Notes	784424AB9	0.000%	$ 164,000,000.00	1.0000000000	$ 164,000,000.00	1.0000000000
	iii	A3 Notes	784424AC7	0.030%	$ 266,000,000.00	1.0000000000	$ 266,000,000.00	1.0000000000
	iv	A4 Notes	784424AD5	0.060%	$ 392,900,000.00	1.0000000000	$ 392,900,000.00	1.0000000000
	v	A5 Notes	784424AG8	0.090%	$ 209,500,000.00	1.0000000000	$ 209,500,000.00	1.0000000000
	vi	B Notes	784424AE3	0.200%	$ 38,900,000.00	1.0000000000	$ 38,900,000.00	1.0000000000
	vii	C Notes	784424AF0	0.150%	$ 10,000,000.00	1.0000000000	$ 10,000,000.00	1.0000000000
		Total Notes			$1,303,945,486.54		$1,265,937,046.69
		Parity			99.72%		99.83%

		Reserve Account	08/15/2007	Activity	11/15/2007
D	i	Required Reserve Acc Deposit (%)	0.25%		0.25%
	ii	Reserve Acct Initial Deposit ($)	$ 3,036,844.00	$ -	$ 3,036,844.00
	iii	Specified Reserve Acct Balance ($)	$ 3,019,477.55	$ (42,557.95)	$ 2,976,919.60
	iv	Reserve Account Floor Balance ($)	$ 1,882,106.00	$ -	$ 1,882,106.00
	v	Current Reserve Acct Balance ($)	$ 3,019,477.55	$ (42,557.95)	$ 2,976,919.60

		Capitalized Interest Account	08/15/2007	Activity	11/15/2007
E	i	Capitalized Interest Account Balance	$79,500,000.00	$19,500,000.00	$60,000,000.00

II. SLC TRUST 2007-01				Distributions

				Interest
		Quarterly	Quarterly		Interest	Interest
Class	CUSIP	Interest	Interest	Interest	Carryover	Carryover	Interest	Interest	Rate	Next
		Due	Paid	Shortfall	Due	Paid	Carryover	Factor		Rate
A1	784424AA1	$ 3,150,742.86	$ 3,150,742.86	$ -	$ -	$ -	$ -	13.9413400885	5.53750%	4.84875%
A2	784424AB9	$ 2,329,210.00	$ 2,329,210.00	$ -	$ -	$ -	$ -	14.2025000000	5.55750%	4.86875%
A3	784424AC7	$ 3,798,258.33	$ 3,798,258.33	$ -	$ -	$ -	$ -	14.2791666541	5.58750%	4.89875%
A4	784424AD5	$ 5,640,406.92	$ 5,640,406.92	$ -	$ -	$ -	$ -	14.3558333418	5.61750%	4.92875%
A5	784424AG8	$ 3,023,608.75	$ 3,023,608.75	$ -	$ -	$ -	$ -	14.4325000000	5.64750%	4.95875%
B	784424AE3	$ 572,359.47	$ 572,359.47	$ -	$ -	$ -	$ -	14.7136110540	5.75750%	5.06875%
C	784424AF0	$ 145,858.33	$ 145,858.33	$ -	$ -	$ -	$ -	14.5858330000	5.70750%	5.01875%
TOTAL		$18,660,444.66	$18,660,444.66	$ -	$ -	$ -	$ -

    CUR LIBOR    5.557500%
  NEXT LIBOR   4.868750%

				Principal
		Quarterly	Quarterly	Quarterly	Principal
Class	CUSIP	Principal	Principal	Principal	Factor
		Due	Paid	Shortfall
A1	784424AA1	$ 40,200,726.32	$ 38,008,439.85	$ 2,192,286.47	168.1789373825
A2	784424AB9	$ -	$ -	$ -	0.0000000000
A3	784424AC7	$ -	$ -	$ -	0.0000000000
A4	784424AD5	$ -	$ -	$ -	0.0000000000
A5	784424AG8	$ -	$ -	$ -	0.0000000000
B	784424AE3	$ -	$ -	$ -	0.0000000000
C	784424AF0	$ -	$ -	$ -	0.0000000000
TOTAL		$ 40,200,726.32	$ 38,008,439.85	$ 2,192,286.47

III. SLC TRUST 2007-01		Transactions from: 08/01/2007 through: 10/31/2007

A	Student Loan Principal Activity
	i	Regular Principal Collections	$22,246,015.96
	ii	Principal Collections from Guarantor	$1,742,461.97
	iii	Principal Reimbursements	$-
	iv	Other System Adjustments	$-
	v	Total Principal Collections	$23,988,477.93

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$(1,057,953.00)
	ii	Capitalized Interest	$(7,766,270.83)
	iii	Total Non-Cash Principal Activity	$(8,824,223.83)

C	Total Student Loan Principal Activity		$15,164,254.10

D	Student Loan Interest Activity
	i	Regular Interest Collections	$10,276,089.58
	ii	Interest Claims Received from Guarantors	$25,333.77
	iii	Collection Fees / Returned Items	$-
	iv	Late Fee Reimbursements	$218,935.00
	v	Interest Reimbursements	$-
	vi	Other System Adjustments	$-
	vii	Special Allowance Payments	$4,394,290.79
	viii	Subsidy Payments	$1,490,241.10
	ix	Lender Fee to DOE	$-
	x	Total Interest Collections	$16,404,890.24
E	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustments	$(17,269,094.10)
	ii	Government Interest Accrual Adjustments	$(5,624,942.13)
	iii	Capitalized Interest	$7,766,270.83
	iv	Total Non-Cash Interest Adjustments	$(15,127,765.40)

F	Total Student Loan Interest Activity		$1,277,124.84

IV. SLC TRUST 2007-01 Collection Account Activity 08/01/2007 through 10/31/2007

A	Principal Collections
	i	Principal Payments Received	$9,143,627.44
	ii	Principal Collections from Guarantor	$1,742,461.97
	iii	Consolidation Principal Payments	$13,102,388.52
	iv	Reimbursements by Seller	$-
	v	Borrower Benefits Reimbursements	$-
	vi	Reimbursements by Servicer	$-
	vii	Re-purchased Principal	$-
	viii	Total Principal Collections	$23,988,477.93

B	Interest Collections
	i	Interest Payments Received	$15,949,887.87
	ii	Interest Claims Received from Guarantors	$25,333.77
	iii	Consolidation Interest Payments	$210,733.60
	iv	Reimbursements by Seller	$-
	v	Borrower Benefits Reimbursements	$-
	vi	Reimbursements by Servicer	$-
	vii	Re-purchased Interest	$-
	viii	Collection Fees / Returned Items	$-
	ix	Late Fees	$218,935.00
	x	Total Interest Collections	$16,404,890.24

C	Other Reimbursements (one time funding for 105 bps fee)		$-

D	Reserves in Excess of Reserve Requirement		$42,557.95

E	Interest Rate Cap Proceeds		$-

F	Trust Account Investment Income		$1,342,600.41

G	Administrator Account Investment Income		$-

H	Capitalized Interest Account Balance to be released		$19,500,000.00

	TOTAL FUNDS RECEIVED		$61,278,526.53
	LESS FUNDS PREVIOUSLY REMITTED/SET ASIDE:
	i	Consolidation Loan Rebate Fees	$3,122,199.24

I	TOTAL AVAILABLE FUNDS		$58,156,327.29

J	Servicing Fees Due for Current Period		$1,487,442.78

K	Carryover Servicing Fees Due		$-

L	Total Fees Due for Period		$1,487,442.78

V. SLC TRUST 2007-01		Waterfall for Distributions

A	Total Available Funds (IV-I)		$58,156,327.29

B	Trustee Fees		$-

C	Primary Servicing Fees		$1,487,442.78

D	Noteholders' Interest Distribution Amount Paid
	i	Class A-1	$3,150,742.86
	ii	Class A-2	$2,329,210.00
	iii	Class A-3	$3,798,258.33
	iv	Class A-4	$5,640,406.92
	v	Class A-5	$3,023,608.75
	vi	Class B (if Interest Subordination Condition NOT in effect)	$572,359.47
	vii	Class C (if Interest Subordination Condition NOT in effect)	$145,858.33
	viii	Total Noteholder's Interest Distribution	$18,660,444.66

E	Noteholder's Principal Distribution Amount Paid
	i	Class A-1	$38,008,439.85
	ii	Class A-2	$-
	iii	Class A-3	$-
	iv	Class A-4	$-
	v	Class A-5	$-
	vi	Class B	$-
	vii	Total Noteholder's Principal Distribution	$38,008,439.85

F	If Class B Interest Subordination Condition is in effect, remit the Class B Noteholders' Interest Distribution Amount		$-

G	If Class C Interest Subordination Condition is in effect, remit the Class C Noteholders' Interest Distribution Amount		$-

H	Increase to the Reserve Account Balance		$-

I	Carryover Servicing Fees		$-

J	Additional fees payable to Indenture Trustee, Indenture Administrator, Owner Trustee, Eligible Lender Trustee, the paying agent in Ireland and the Irish Stock Exchange		$-

K	Class C Noteholder Principal Payment		$-

L	Excess Distribution Release to Trust Certificateholders		$0.00

VI. SLC TRUST 2007-01 Historical Pool Information

		06/26/07-07/31/07	08/01/07-10/31/07
Student Loan Interest Activity
i	Regular Interest Collections	$4,064,647.02	$10,276,089.58
ii	Interest Claims Received from Guarantors	$(69.05)	$25,333.77
iii	Collection Fees / Returned Items	$-	$-
iv	Late Fee Reimbursements	$79,123.04	$218,935.00
v	Interest Reimbursements	$-	$-
vi	Other System Adjustments	$-	$-
vii	Special Allowance Payments	$245,982.82	$4,394,290.79
viii	Subsidy Payments	$77,989.77	$1,490,241.10
ix	Total Interest Collections	$4,467,673.60	$16,404,890.24

Student Loan Non-Cash Interest Activity
i	Interest Accrual Adjustments	$(6,940,838.43)	$(17,269,094.10)
ii	Government Interest Accrual Adjustments	$(2,328,419.76)	$(5,624,942.13)
iii	Capitalized Interest	$3,106,241.49	$7,766,270.83
iv	Total Non-Cash Interest Adjustments	$(6,163,016.70)	$(15,127,765.40)
Total Student Loan Interest Activity		$(1,695,343.10)	$1,277,124.84

Beginning Student Loan Portfolio Balance		$1,201,603,334.73	$1,195,210,177.76

Student Loan Principal Activity
i	Regular Principal Collections	$9,843,926.12	$22,246,015.96
ii	Principal Collections from Guarantor	$(39,233.97)	$1,742,461.97
iii	Principal Reimbursements	$-	$-
iv	Net Credit Loss (Principal)	$-	$-
v	Total Principal Collections	$9,804,692.15	$23,988,477.93

Student Loan Non-Cash Principal Activity
i	Other Adjustments	$(305,293.69)	$(1,057,953.00)
ii	Capitalized Interest	$(3,106,241.49)	$(7,766,270.83)
iii	Total Non-Cash Principal Activity	$(3,411,535.18)	$(8,824,223.83)

(-) Total Student Loan Principal Activity		$6,393,156.97	$15,164,254.10
(=) Ending Student Loan Portfolio Balance		$1,195,210,177.76	$1,180,045,923.66
(+) Interest to be Capitalized		$12,580,843.09	$10,721,916.96
(=) TOTAL POOL		$1,207,791,020.85	$1,190,767840.52
(+) Reserve Account Balance		$3,019,477.55	$2,976,919.60
(+) Capitalized Interest Account Balance		$79,500,000.00	$60,000,000.00
(=) Total Adjusted Pool		$1,290,310,498.40	$1,253,744,760.22

VII. SLC TRUST 2007-01 Portfolio Characteristics
	Weighted Avg Coupon
STATUS	07/31/2007	10/31/07
REPAYMENT

Current	6.867%	6.861%
1-30 Days Delinquent	6.839%	6.775%
31-60 Days Delinquent	6.546%	6.449%
61-90 Days Delinquent	6.785%	6.423%
91-120 Days Delinquent	6.361%	6.656%
121-150 Days Delinquent	6.445%	6.427%
151-180 Days Delinquent	6.371%	6.647%
181-210 Days Delinquent	6.401%	6.283%
211-240 Days Delinquent	6.102%	6.463%
241-270 Days Delinquent	6.032%	6.444%
> 270 Days Delinquent	0.000%	6.256%
TOTAL REPAYMENT	6.792%	6.760%
Deferment	6.049%	6.039%
Forbearance	6.592%	6.761%
Claims in Process	7.328%	5.917%
Aged Claims Rejected	0.000%	0.000%
GRAND TOTAL	6.645%	6.648%

	# of Loans			%
STATUS	07/31/2007	10/31/2007	07/31/2007	10/31/2007
REPAYMENT

Current	37,424	35,709	48.804%	47.307%
1-30 Days Delinquent	7,259	7,341	9.466%	9.725%
31-60 Days Delinquent	3,418	3.905	4.457%	5.173%
61-90 Days Delinquent	1,576	1,827	2.055%	2.420%
91-120 Days Delinquent	1,634	1,055	2.131%	1.398%
121-150 Days Delinquent	1,181	1.126	1.540%	1.492%
151-180 Days Delinquent	828	773	1.080%	1.024%
181-210 Days Delinquent	530	828	0.691%	1.097%
211-240 Days Delinquent	561	677	0.732%	0.897%
241-270 Days Delinquent	87	464	0.113%	0.615%
> 270 Days Delinquent	0	520	0.000%	0.689%
TOTAL REPAYMENT	54,498	54,225	71.070%	71.836%
Deferment	9,489	10,453	12.374%	13.848%
Forbearance	12,690	10,591	16.549%	14.031%
Claims in Process	5	215	0.007%	0.285%
Aged Claims Rejected	0	0	0.000%	0.000%
GRAND TOTAL	76,682	75,484	100.000%	100.000%

	Pool Balance			%
STATUS	07/31/2007	10/31/2007	07/31/2007	10/31/2007
REPAYMENT

Current	$527,506,715.03	$503,491,954.20	43.675%	42.283%
1-30 Days Delinquent	$111,323,634.43	$113,205,532.63	9.217%	9.507%
31-60 Days Delinquent	$53,519,550.21	$60,977,278.22	4.431%	5.121%
61-90 Days Delinquent	$23,535,494.25	$29,378,380.54	1.949%	2.467%
91-120 Days Delinquent	$24,575,174.85	$18,444,670.53	2.035%	1.549%
121-150 Days Delinquent	$17,665,863.41	$18,317,381.76	1.463%	1.538%
151-180 Days Delinquent	$12,730,210.43	$11,486,198.30	1.054%	0.965%
181-210 Days Delinquent	$7,446,623.87	$12,574,793.47	0.617%	1.056%
211-240 Days Delinquent	$7,251,204.09	$9,299,787.84	0.600%	0.781%
241-270 Days Delinquent	$1,335,117.32	$6,869,263.19	0.111%	0.577%
> 270 Days Delinquent	$0.00	$7,194,742.96	0.000%	0.604%
TOTAL REPAYMENT	$786,889,587.89	$791,239,983.64	65.151%	66.448%
Deferment	$171,464,139.01	$181,647,604.75	14.197%	15.255%
Forbearance	$249,383,308.72	$215,097,562.70	20.648%	18.064%
Claims in Process	$53,985.23	$2,782,689.53	0.004%	0.234%
Aged Claims Rejected	$-	$-	0.000%	0.000%
GRAND TOTAL	$1,207,791,020.85	$1,190,767,840.62	100.000%	100.000%

VIII. SLC TRUST 2007-01 Payment History and CPRs

Distribution	Total	Current	Life
Date	Pool Balance	CPR	CPR
07-Aug	$1,207,791,020.85	2.63%	2.63%
07-Nov	$1,190,767,840.62	2.18%	2.31%

IX. Defaulted Student Loans
	Current Collection Period	Cumulative
Aggregate Outstanding Principal Balance	$ 2,835,870.41	$ 2,835,870.41

Cumulative Default Rate	0.233%